Financial Instruments - Additional Information (Details)	12 Months Ended
	Apr. 30, 2021 CAD ($)	Apr. 30, 2020 CAD ($)
USD
Disclosure Of Financial Instruments [Line Items]
Foreign currency exchange rate	1.2279
Euro
Disclosure Of Financial Instruments [Line Items]
Foreign currency exchange rate	1.4852
Amounts Receivable
Disclosure Of Financial Instruments [Line Items]
Bad debt expense	$ 3,601	$ 48,433